Disclosure of Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Trade and other receivables, net	$ 427	$ 249
Restricted cash and cash equivalents	13	11
Cash and cash equivalents	2,676	1,239	$ 1,284	$ 1,283
Financial assets	3,134	1,502
Financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Trade and other receivables, net	427	249
Restricted cash and cash equivalents	13	11
Cash and cash equivalents	2,676	1,239
Deposits	3	3
Interest rate swap contract [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Interest rate swaps	$ 15	$ 0